RESEARCH EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RESEARCH EXPENSES

21 RESEARCH EXPENSES

	2023	2024	2025
	S$	S$	S$

Employee benefits expenses (Note 22)	642,533	737,524	860,835
Depreciation of property, plant and equipment (Note 7)	272,886	212,322	174,146
Amortization of intangible assets (Note 8)	4,209	642	642
Clinical trial expenses	33,845	382,014	429,774
Consumables expenses	455,267	345,706	552,860
Royalty expenses	30,382	11,365	15,512
Professional fees	20,779	35,040	9,098
Utilities	62,515	69,323	62,357
Others	67,277	115,583	112,271
Total	1,589,693	1,909,519	2,217,495